UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22789

AIP Series Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	March 31,

Date of reporting period:	June 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AIP Series Trust

AIP Dynamic Alpha Capture Fund

Portfolio of Investments

First Quarter Report

June 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (71.0%)
Aerospace & Defense (6.0%)
Esterline Technologies Corp. (a)	414	$39
Precision Castparts Corp.	748	150
Spirit AeroSystems Holdings, Inc., Class A (a)	8,208	452
		641
Airlines (0.5%)
Delta Air Lines, Inc.	1,235	51

Auto Components (0.5%)
Lear Corp.	468	53

Banks (2.0%)
BB&T Corp.	2,194	89
US Bancorp	2,743	119
		208
Beverages (2.7%)
Constellation Brands, Inc., Class A	2,434	282

Biotechnology (2.9%)
Amgen, Inc.	992	152
United Therapeutics Corp. (a)	917	160
		312
Capital Markets (5.5%)
Bank of New York Mellon Corp. (The)	10,447	438
Goldman Sachs Group, Inc. (The)	716	150
		588
Chemicals (4.4%)
Air Products & Chemicals, Inc.	1,736	237
CF Industries Holdings, Inc.	1,995	128
Dow Chemical Co. (The)	2,065	106
		471
Construction & Engineering (0.5%)
AECOM (a)	1,728	57

Consumer Finance (2.0%)
Ally Financial, Inc. (a)	1,498	33
Capital One Financial Corp.	1,974	174
		207
Diversified Consumer Services (1.7%)
H&R Block, Inc.	5,915	175

Diversified Financial Services (1.3%)
McGraw Hill Financial, Inc.	1,378	138

Diversified Telecommunication Services (0.5%)
Intelsat SA (Luxembourg) (a)	5,248	52

Electrical Equipment (0.6%)
Babcock & Wilcox Co. (The)	1,960	64

Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	882	54
Halliburton Co.	1,243	54
		108
Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	794	107
Walgreens Boots Alliance, Inc.	2,532	214
		321
Health Care Equipment & Supplies (3.6%)
Alere, Inc. (a)	1,968	104
Hologic, Inc. (a)	7,377	281
		385
Health Care Providers & Services (0.7%)
Express Scripts Holding Co. (a)	869	77

Hotels, Restaurants & Leisure (0.5%)
Restaurant Brands International, Inc.	1,377	53

Information Technology Services (2.7%)
Global Payments, Inc.	557	57
Mastercard, Inc., Class A	1,419	133
Visa, Inc., Class A	1,415	95
		285
Insurance (1.7%)
American International Group, Inc.	2,903	180

Internet & Catalog Retail (1.9%)
Liberty TripAdvisor Holdings, Inc., Class A (a)	2,730	88
Priceline Group, Inc. (The) (a)	100	115
		203
Internet Software & Services (1.9%)
Akamai Technologies, Inc. (a)	1,358	95
Rackspace Hosting, Inc. (a)	2,904	108
		203
Media (5.0%)
CBS Corp., Class B	2,518	140
Liberty Media Corp., Class A (a)	1,535	55
Lions Gate Entertainment Corp. (Canada)	1,844	68
Time Warner Cable, Inc.	1,476	263
		526
Multi-line Retail (0.5%)
Dollar Tree, Inc. (a)	740	58

Oil, Gas & Consumable Fuels (5.7%)
Cheniere Energy, Inc. (a)	5,082	352

Williams Cos., Inc. (The)	4,329	248
		600
Paper & Forest Products (0.5%)
KapStone Paper and Packaging Corp.	2,117	49

Pharmaceuticals (2.8%)
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,324	294

Software (4.7%)
Autodesk, Inc. (a)	2,091	105
CDK Global, Inc.	5,571	301
Informatica Corp. (a)	2,023	98
		504
Specialty Retail (2.1%)
Asbury Automotive Group, Inc. (a)	685	62
TJX Cos., Inc. (The)	2,475	164
		226
Tech Hardware, Storage & Peripherals (1.1%)
SanDisk Corp.	1,933	113

Trading Companies & Distributors (0.5%)
WESCO International, Inc. (a)	786	54
Total Common Stocks (Cost $7,690)		7,538
Short-Term Investment (27.3%)
Investment Company (27.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $2,902)	2,901,637	2,902
Total Investments (98.3%) (Cost $10,592) (c)+		10,440
Other Assets in Excess of Liabilities (1.7%)		181
Net Assets (100.0%)		$10,621

(a)                                 Non-income producing security.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  Securities are available for collateral in connection with open foreign currency forward exchange contracts and swap agreements.

+                                         At June 30, 2015, the U.S. Federal income tax cost basis of investments was approximately $10,592,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $152,000 of which approximately $139,000 related to appreciated securities and approximately $291,000 related to depreciated securities.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	AUD	41	$31	9/17/15	USD	31	$31	$—	@
JPMorgan Chase Bank NA	EUR	28	32	9/17/15	USD	32	32	—	@
JPMorgan Chase Bank NA	JPY	4,688	38	9/17/15	USD	38	38	(—	)@
JPMorgan Chase Bank NA	JPY	583	5	9/17/15	USD	5	5	(—	)@
JPMorgan Chase Bank NA	NOK	234	30	9/17/15	USD	30	30	—	@
JPMorgan Chase Bank NA	NZD	4	3	9/17/15	USD	3	3	—	@
JPMorgan Chase Bank NA	NZD	52	34	9/17/15	USD	35	35	1
JPMorgan Chase Bank NA	SEK	721	87	9/17/15	USD	88	88	1
JPMorgan Chase Bank NA	USD	32	32	9/17/15	AUD	41	32	(—	)@
JPMorgan Chase Bank NA	USD	45	45	9/17/15	CHF	42	44	(1)
JPMorgan Chase Bank NA	USD	40	40	9/17/15	CHF	37	40	—	@
JPMorgan Chase Bank NA	USD	31	31	9/17/15	EUR	27	31	(—	)@
JPMorgan Chase Bank NA	USD	50	50	9/17/15	JPY	6,171	50	—	@
JPMorgan Chase Bank NA	USD	31	31	9/17/15	NOK	239	31	(—	)@
JPMorgan Chase Bank NA	USD	8	8	9/17/15	SEK	65	8	(—	)@
JPMorgan Chase Bank NA	USD	35	35	9/17/15	SEK	290	35	(—	)@
State Street Bank and Trust Co.	CHF	136	146	9/17/15	USD	147	147	1
State Street Bank and Trust Co.	EUR	42	47	9/17/15	USD	47	47	—	@
State Street Bank and Trust Co.	SEK	82	10	9/17/15	USD	10	10	—	@
State Street Bank and Trust Co.	USD	47	47	9/17/15	AUD	61	47	(—	)@
State Street Bank and Trust Co.	USD	47	47	9/17/15	NOK	365	47	(—	)@
State Street Bank and Trust Co.	USD	94	94	9/17/15	NZD	136	91	(3)
			$923				$922	$(1)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	Russell 2000 Net Index	$994	3 Month USD LIBOR minus 0.55%	Receive	1/22/16	$(5)
Bank of America NA	Russell 2000 Net Index	54	3 Month USD LIBOR minus 0.55%	Receive	1/27/16	(—	)@
Bank of America NA	U.S. Mean Reversion	258	3 Month USD LIBOR plus 0.85%	Receive	3/31/16	(1)
Bank of America NA	U.S. Mean Reversion	111	3 Month USD LIBOR plus 0.85%	Receive	4/5/16	(—	)@
Goldman Sachs International	S&P 500 Total Return Index	1,349	3 Month USD LIBOR plus 0.29%	Pay	3/18/16	36
Goldman Sachs International	S&P 500 Total Return Index	349	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	9
Goldman Sachs International	S&P 500 Total Return Index	204	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	6
Goldman Sachs International	S&P 500 Total Return Index	1,200	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	31
Goldman Sachs International	S&P 500 Total Return Index	129	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	3
Goldman Sachs International	GS Custom AIP U.S. Short Basket Index††	907	3 Month USD LIBOR minus 0.18%	Pay	5/24/16	13
Goldman Sachs International	GS Custom AIP U.S. Short Basket Index††	240	3 Month USD LIBOR minus 0.18%	Pay	5/24/16	3
Goldman Sachs International	GS Custom AIP U.S. Short Basket Index††	31	3 Month USD LIBOR minus 0.18%	Pay	5/24/16	1
Societe Generale London	Societe Generale Custom M&A Index	423	3 Month USD LIBOR plus 0.35%	Receive	5/24/16	(3)
Societe Generale London	Societe Generale Custom M&A Index	214	3 Month USD LIBOR plus 0.35%	Receive	5/24/16	(—	)@
						$93

†† See table below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with GS Custom AIP U.S. Short Basket Index as of June 30, 2015.

Security Description	Index Weight
GS Custom AIP U.S. Short Basket Index
2U, Inc.	3.19%
Achillion Pharmaceuticals, Inc.	2.13
Alibaba Group Holding Ltd.	2.50
Allegheny Technologies, Inc.	2.16
Anadarko Petroleum Corp.	2.43
Avis Budget Group, Inc.	2.10
Banco Santander Chile	2.42
Bitauto Holdings Ltd.	2.17
BofI Holding, Inc.	2.96
Check Point Software Technologies Ltd.	2.43
City National Corp.	2.57
ClubCorp Holdings, Inc.	2.83
Comcast Corp.	2.79
Cooper Tire & Rubber Co.	2.44
Cornerstone OnDemand, Inc.	2.90
Dean Foods Co.	2.26
eHealth, Inc.	2.66
Flextronics International Ltd.	2.38
FNFV Group	2.71
Forestar Group, Inc.	2.46
Hertz Global Holdings, Inc.	2.31
IAC/InterActiveCorp	2.83
Ingersoll-Rand PLC	2.53
Innospec, Inc.	2.66
Lam Research Corp.	2.71
Marketo, Inc.	2.53
Medtronic PLC	2.53
Mylan N.V.	2.52
National Bank Holdings Corp.	2.83
Neurocrine Biosciences, Inc.	2.93
NIKE, Inc.	2.73
Proofpoint, Inc.	3.00
Rayonier Advanced Materials, Inc.	2.57
Seagate Technology PLC	2.21
Silver Spring Networks, Inc.	2.44
State Bank Financial Corp.	2.87
Third Point Reinsurance Ltd.	2.67
XL Group PLC	2.62
Yamana Gold, Inc.	2.02
100.00%

@		Value is less than $500.
LIBOR		London Interbank Offered Rate.
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
JPY	–	Japanese Yen
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
SEK	–	Swedish Krona
USD	–	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	49.7%
Short-Term Investment	27.8
Aerospace & Defense	6.1
Oil, Gas & Consumable Fuels	5.8
Capital Markets	5.6
Media	5.0
Total Investments	100.0	%**

*                 Industries and/or investment types representing less than 5% of total investments.

**          Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $1,000 and does not include open swap agreements with net unrealized appreciation of approximately $93,000.

AIP Series Trust

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments

First Quarter Report

June 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (33.6%)
Aerospace & Defense (2.0%)
Esterline Technologies Corp. (a)	246	$24
Precision Castparts Corp.	475	95
Spirit AeroSystems Holdings, Inc., Class A (a)	5,597	308
		427
Airlines (0.1%)
Delta Air Lines, Inc.	683	28

Auto Components (0.2%)
Lear Corp.	377	42

Banks (0.7%)
BB&T Corp.	1,496	60
US Bancorp	1,870	81
		141
Beverages (0.9%)
Constellation Brands, Inc., Class A	1,660	193

Biotechnology (1.0%)
Amgen, Inc.	689	106
United Therapeutics Corp. (a)	626	109
		215
Capital Markets (8.4%)
American Capital Ltd. BDC (a)	9,489	129
American Capital Senior Floating Ltd. BDC	517	7
Apollo Investment Corp. BDC	13,386	95
Ares Capital Corp. BDC	8,806	145
Bank of New York Mellon Corp. (The)	7,284	306
BlackRock Capital Investment Corp. BDC	4,097	37
Capital Southwest Corp. BDC	593	30
Capitala Finance Corp. BDC	738	11
Fidus Investment Corp. BDC	733	11
Fifth Street Finance Corp. BDC	9,839	64
Fifth Street Senior Floating Rate Corp. BDC	1,906	18
FS Investment Corp. BDC	12,449	122
Garrison Capital, Inc. BDC	709	11
Gladstone Capital Corp. BDC	1,534	12
Gladstone Investment Corp. BDC	1,952	15
Goldman Sachs Group, Inc. (The)	488	102
Golub Capital BDC, Inc. BDC	2,794	46
Hercules Technology Growth Capital, Inc. BDC	4,353	50
Horizon Technology Finance Corp. BDC	783	10
KCAP Financial, Inc. BDC	2,787	17
Main Street Capital Corp. BDC	2,245	72
MCG Capital Corp. BDC	1,804	8
Medallion Financial Corp. BDC	1,165	10
Medley Capital Corp. BDC	3,105	28
Monroe Capital Corp. BDC	691	10
MVC Capital, Inc. BDC	735	7
New Mountain Finance Corp. BDC	2,775	40
Newtek Business Services Corp. BDC	304	5
PennantPark Floating Rate Capital Ltd. BDC	719	10
PennantPark Investment Corp. BDC	3,984	35

Prospect Capital Corp. BDC	17,315	128
Solar Capital Ltd. BDC	2,051	37
Solar Senior Capital Ltd. BDC	470	7
Stellus Capital Investment Corp. BDC	528	6
TCP Capital Corp. BDC	2,470	38
THL Credit, Inc. BDC	2,062	24
TICC Capital Corp. BDC	3,814	26
TPG Specialty Lending, Inc. BDC	1,376	23
Triangle Capital Corp. BDC	1,451	34
WhiteHorse Finance, Inc. BDC	351	4
		1,790
Chemicals (1.5%)
Air Products & Chemicals, Inc.	1,195	164
CF Industries Holdings, Inc.	1,357	87
Dow Chemical Co. (The)	1,424	73
		324
Construction & Engineering (0.2%)
AECOM (a)	957	32

Consumer Finance (0.7%)
Ally Financial, Inc. (a)	1,089	25
Capital One Financial Corp.	1,346	118
		143
Diversified Consumer Services (0.6%)
H&R Block, Inc.	4,034	120

Diversified Financial Services (0.4%)
McGraw Hill Financial, Inc.	940	94

Diversified Telecommunication Services (0.1%)
Intelsat SA (Luxembourg) (a)	2,905	29

Electric Utilities (0.5%)
Eversource Energy	565	26
ITC Holdings Corp.	985	32
Pepco Holdings, Inc.	1,797	48
UIL Holdings Corp.	193	9
		115
Electrical Equipment (0.2%)
Babcock & Wilcox Co. (The)	1,362	45

Energy Equipment & Services (0.3%)
Baker Hughes, Inc.	488	30
Halliburton Co.	688	30
		60
Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	542	73
Walgreens Boots Alliance, Inc.	1,726	146
		219
Gas Utilities (0.4%)
AGL Resources, Inc.	49	2
Atmos Energy Corp.	11	1

Laclede Group, Inc. (The)	579	30
New Jersey Resources Corp.	62	2
Northwest Natural Gas Co.	183	8
ONE Gas, Inc.	517	22
Piedmont Natural Gas Co., Inc.	310	11
Southwest Gas Corp.	132	7
WGL Holdings, Inc.	63	3
		86
Health Care Equipment & Supplies (1.3%)
Alere, Inc. (a)	1,342	71
Hologic, Inc. (a)	5,275	201
		272
Health Care Providers & Services (0.3%)
Express Scripts Holding Co. (a)	593	53

Hotels, Restaurants & Leisure (0.1%)
Restaurant Brands International, Inc.	763	29

Information Technology Services (0.9%)
Global Payments, Inc.	308	32
Mastercard, Inc., Class A	967	90
Visa, Inc., Class A	964	65
		187
Insurance (0.6%)
American International Group, Inc.	1,980	122

Internet & Catalog Retail (0.7%)
Liberty TripAdvisor Holdings, Inc., Class A (a)	1,862	60
Priceline Group, Inc. (The) (a)	68	78
		138
Internet Software & Services (0.7%)
Akamai Technologies, Inc. (a)	1,006	70
Rackspace Hosting, Inc. (a)	2,022	75
		145
Media (1.6%)
CBS Corp., Class B	1,716	95
Liberty Media Corp., Class A (a)	850	31
Lions Gate Entertainment Corp. (Canada)	1,021	38
Time Warner Cable, Inc.	1,007	179
		343
Multi-line Retail (0.2%)
Dollar Tree, Inc. (a)	411	32

Multi-Utilities (0.5%)
CenterPoint Energy, Inc.	699	13
Consolidated Edison, Inc.	478	28
NiSource, Inc.	135	6
NorthWestern Corp.	591	29
PG&E Corp.	351	17
Sempra Energy	122	12
		105

Oil, Gas & Consumable Fuels (2.6%)
Cheniere Energy, Inc. (a)	3,664	254
Enbridge Energy Management LLC (a)	77	2
Enbridge, Inc. (Canada)	258	12
Inter Pipeline Ltd. (Canada)	73	2
Kinder Morgan, Inc.	136	5
ONEOK, Inc.	174	7
Pembina Pipeline Corp.	623	20
Spectra Energy Corp.	863	28
TransCanada Corp.	509	21
Williams Cos., Inc. (The)	3,465	199
		550
Paper & Forest Products (0.1%)
KapStone Paper and Packaging Corp.	1,172	27

Pharmaceuticals (0.9%)
Valeant Pharmaceuticals International, Inc. (Canada) (a)	874	194

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp. REIT	380	35
Crown Castle International Corp. REIT	430	35
		70
Software (1.7%)
Autodesk, Inc. (a)	1,427	71
CDK Global, Inc.	4,004	216
Informatica Corp. (a)	1,380	67
		354
Specialty Retail (0.7%)
Asbury Automotive Group, Inc. (a)	380	34
TJX Cos., Inc. (The)	1,688	112
		146
Tech Hardware, Storage & Peripherals (0.4%)
SanDisk Corp.	1,318	77

Trading Companies & Distributors (0.1%)
WESCO International, Inc. (a)	436	30

Water Utilities (0.5%)
American States Water Co.	418	16
American Water Works Co., Inc.	987	48
Aqua America, Inc.	1,168	28
California Water Service Group	800	18
		110
Wireless Telecommunication Services (0.2%)
SBA Communications Corp., Class A (a)	312	36
Total Common Stocks (Cost $7,313)		7,123

Investment Companies/Mutual Funds (65.4%)
AQR Managed Futures Strategy Fund	169,278	1,791
BlackRock High Yield Portfolio	54,105	425
Boston Partners Long/Short Research Fund	123,893	1,922
Burnham Financial Long/Short Fund	147,052	2,360

Deutsche Real Estate Securities Fund	20,955	439
Eaton Vance Floating-Rate Advantaged Fund	138,167	1,498
Franklin Convertible Securities Fund	73,972	1,362
Gotham Absolute Return Fund	91,752	1,194
HSBC Frontier Markets Fund	109,498	1,421
iShares JP Morgan USD Emerging Markets Bond ETF	1,934	213
RBC BlueBay Emerging Market Corporate Bond Fund	87,744	854
TCW Emerging Markets Local Currency Income Fund	7,322	64
Templeton Frontier Markets Fund	24,933	348
Total Investment Companies/Mutual Funds (Cost $13,906)		13,891
Total Investments (99.0%) (Cost $21,219) (b)+		21,014
Other Assets in Excess of Liabilities (1.0%)		205
Net Assets (100.0%)		$21,219

(a)                                 Non-income producing security.

(b)                                 Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

+                                         At June 30, 2015, the U.S. Federal income tax cost basis of investments was approximately $21,219,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $205,000 of which approximately $527,000 related to appreciated securities and approximately $732,000 related to depreciated securities.

BDC                     Business Development Company.

REIT                  Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	AUD	28	$22	9/17/15	USD	22	$22	$—	@
JPMorgan Chase Bank NA	EUR	22	24	9/17/15	USD	24	24	—	@
JPMorgan Chase Bank NA	EUR	14	16	9/17/15	USD	16	16	—	@
JPMorgan Chase Bank NA	JPY	2,446	20	9/17/15	USD	20	20	(—	)@
JPMorgan Chase Bank NA	JPY	408	3	9/17/15	USD	3	3	(—	)@
JPMorgan Chase Bank NA	NOK	164	21	9/17/15	USD	21	21	—	@
JPMorgan Chase Bank NA	NZD	2	1	9/17/15	USD	1	1	—	@
JPMorgan Chase Bank NA	NZD	36	25	9/17/15	USD	25	25	—	@
JPMorgan Chase Bank NA	SEK	418	50	9/17/15	USD	51	51	1
JPMorgan Chase Bank NA	USD	17	17	9/17/15	AUD	22	17	(—	)@
JPMorgan Chase Bank NA	USD	24	24	9/17/15	CHF	22	24	(—	)@
JPMorgan Chase Bank NA	USD	28	28	9/17/15	CHF	26	28	—	@
JPMorgan Chase Bank NA	USD	21	21	9/17/15	EUR	19	21	(—	)@
JPMorgan Chase Bank NA	USD	26	26	9/17/15	JPY	3,216	26	—	@
JPMorgan Chase Bank NA	USD	16	16	9/17/15	NOK	125	16	(—	)@
JPMorgan Chase Bank NA	USD	4	4	9/17/15	SEK	35	4	(—	)@
JPMorgan Chase Bank NA	USD	25	25	9/17/15	SEK	203	25	(—	)@
State Street Bank and Trust Co.	CHF	71	77	9/17/15	USD	77	77	—	@
State Street Bank and Trust Co.	USD	24	24	9/17/15	AUD	31	24	(—	)@
State Street Bank and Trust Co.	USD	24	24	9/17/15	NOK	189	24	(—	)@
State Street Bank and Trust Co.	USD	49	49	9/17/15	NZD	70	48	(1)
			$517				$517	$ (—	)@

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Russell 1000 Growth	3	$297	Sep-15	$(3)
Short:
Russell 1000 Value	3	(301)	Sep-15	4
				$1

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	Russell 2000 Net Index	$695	3 Month USD LIBOR minus 0.55%	Receive	1/22/16	$(5)
Bank of America NA	Russell 2000 Net Index	402	3 Month USD LIBOR minus 0.55%	Receive	1/27/16	3
Bank of America NA	U.S. Mean Reversion	343	3 Month USD LIBOR plus 0.85%	Receive	3/31/16	(1)
Bank of America NA	U.S. Mean Reversion	96	3 Month USD LIBOR plus 0.85%	Receive	4/5/16	(—	)@
Goldman Sachs International	S&P 500 Total Return Index	1,890	3 Month USD LIBOR plus 0.29%	Pay	3/18/16	51
Goldman Sachs International	S&P 500 Total Return Index	1,208	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	33
Goldman Sachs International	S&P 500 Total Return Index	2,102	3 Month USD LIBOR plus 0.29%	Pay	3/23/16	55
Goldman Sachs International	GS Custom AIP U.S. Short Basket Index††	524	3 Month USD LIBOR minus 0.18%	Pay	5/24/16	11
Societe Generale London	Societe Generale Custom M&A Index	280	3 Month USD LIBOR plus 0.35%	Receive	5/24/16	(2)
Societe Generale London	Societe Generale Custom M&A Index	127	3 Month USD LIBOR plus 0.35%	Receive	5/24/16	(—	)@
						$145

†† See table below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with GS Custom AIP U.S. Short Basket Index as of June 30, 2015.

Security Description	Index Weight
GS Custom AIP U.S. Short Basket Index
2U, Inc.	3.19%
Achillion Pharmaceuticals, Inc.	2.13
Alibaba Group Holding Ltd.	2.50
Allegheny Technologies, Inc.	2.16
Anadarko Petroleum Corp.	2.43
Avis Budget Group, Inc.	2.10
Banco Santander Chile	2.42
Bitauto Holdings Ltd.	2.17
BofI Holding, Inc.	2.96
Check Point Software Technologies Ltd.	2.43
City National Corp.	2.57
ClubCorp Holdings, Inc.	2.83
Comcast Corp.	2.79
Cooper Tire & Rubber Co.	2.44
Cornerstone OnDemand, Inc.	2.90
Dean Foods Co.	2.26
eHealth, Inc.	2.66
Flextronics International Ltd.	2.38
FNFV Group	2.71
Forestar Group, Inc.	2.46
Hertz Global Holdings, Inc.	2.31
IAC/InterActiveCorp	2.83
Ingersoll-Rand PLC	2.53
Innospec, Inc.	2.66
Lam Research Corp.	2.71
Marketo, Inc.	2.53
Medtronic PLC	2.53
Mylan N.V.	2.52
National Bank Holdings Corp.	2.83
Neurocrine Biosciences, Inc.	2.93
NIKE, Inc.	2.73
Proofpoint, Inc.	3.00
Rayonier Advanced Materials, Inc.	2.57
Seagate Technology PLC	2.21
Silver Spring Networks, Inc.	2.44
State Bank Financial Corp.	2.87
Third Point Reinsurance Ltd.	2.67
XL Group PLC	2.62
Yamana Gold, Inc.	2.02
100.00%

@		Value is less than $500.
LIBOR		London Interbank Offered Rate.
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
JPY	–	Japanese Yen
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
SEK	–	Swedish Krona
USD	–	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Investment Companies/Mutual Funds	66.1%
Other*	25.4
Capital Markets	8.5
Total Investments	100.0	%**

*                 Industries and/or investment types representing less than 5% of total investments.

**          Does not include open long/short futures contracts with an underlying face amount of approximately $598,000 with net unrealized appreciation of approximately $1,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of less than $500 and does not include open swap agreements with net unrealized appreciation of approximately $145,000.

AIP Series Trust

Notes to the Portfolio of Investments • June 30, 2015 (unaudited)

Security Valuation: (1) Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange (“NYSE”) on valuation date; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley AIP GP LP (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
AIP Dynamic Alpha Capture
Assets:
Common Stocks
Aerospace & Defense	$641	$—	$—	$641
Airlines	51	—	—	51
Auto Components	53	—	—	53
Banks	208	—	—	208
Beverages	282	—	—	282
Biotechnology	312	—	—	312
Capital Markets	588	—	—	588
Chemicals	471	—	—	471
Construction & Engineering	57	—	—	57
Consumer Finance	207	—	—	207
Diversified Consumer Services	175	—	—	175
Diversified Financial Services	138	—	—	138
Diversified Telecommunication Services	52	—	—	52
Electrical Equipment	64	—	—	64
Energy Equipment & Services	108	—	—	108
Food & Staples Retailing	321	—	—	321
Health Care Equipment & Supplies	385	—	—	385
Health Care Providers & Services	77	—	—	77
Hotels, Restaurants & Leisure	53	—	—	53
Information Technology Services	285	—	—	285
Insurance	180	—	—	180
Internet & Catalog Retail	203	—	—	203
Internet Software & Services	203	—	—	203
Media	526	—	—	526
Multi-line Retail	58	—	—	58
Oil, Gas & Consumable Fuels	600	—	—	600
Paper & Forest Products	49	—	—	49
Pharmaceuticals	294	—	—	294
Software	504	—	—	504
Specialty Retail	226	—	—	226
Tech Hardware, Storage & Peripherals	113	—	—	113
Trading Companies & Distributors	54	—	—	54
Total Common Stocks	7,538	—	—	7,538
Short-Term Investment
Investment Company	2,902	—	—	2,902
Foreign Currency Forward Exchange Contracts	—	3	—	3
Total Return Swap Agreements	—	102	—	102
Total Assets	10,440	105	—	10,545
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(4)	—	(4)
Total Return Swap Agreements	—	(9)	—	(9)
Total Liabilities	—	(13)	—	(13)
Total	$10,440	$92	$—	$10,532

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
AIP Dynamic Alternative Strategies
Assets:
Common Stocks
Aerospace & Defense	$427	$—	$—	$427
Airlines	28	—	—	28
Auto Components	42	—	—	42
Banks	141	—	—	141
Beverages	193	—	—	193
Biotechnology	215	—	—	215
Capital Markets	1,790	—	—	1,790
Chemicals	324	—	—	324
Construction & Engineering	32	—	—	32
Consumer Finance	143	—	—	143
Diversified Consumer Services	120	—	—	120
Diversified Financial Services	94	—	—	94
Diversified Telecommunication Services	29	—	—	29
Electric Utilities	115	—	—	115
Electrical Equipment	45	—	—	45
Energy Equipment & Services	60	—	—	60
Food & Staples Retailing	219	—	—	219
Gas Utilities	86	—	—	86
Health Care Equipment & Supplies	272	—	—	272
Health Care Providers & Services	53	—	—	53
Hotels, Restaurants & Leisure	29	—	—	29
Information Technology Services	187	—	—	187
Insurance	122	—	—	122
Internet & Catalog Retail	138	—	—	138
Internet Software & Services	145	—	—	145
Media	343	—	—	343
Multi-line Retail	32	—	—	32
Multi-Utilities	105	—	—	105
Oil, Gas & Consumable Fuels	550	—	—	550
Paper & Forest Products	27	—	—	27
Pharmaceuticals	194	—	—	194
Real Estate Investment Trusts (REITs)	70	—	—	70
Software	354	—	—	354
Specialty Retail	146	—	—	146
Tech Hardware, Storage & Peripherals	77	—	—	77
Trading Companies & Distributors	30	—	—	30
Water Utilities	110	—	—	110
Wireless Telecommunication Services	36	—	—	36
Total Common Stocks	7,123	—	—	7,123
Investment Companies/Mutual Funds	13,891	—	—	13,891
Foreign Currency Forward Exchange Contracts	—	1	—	1
Futures Contract	4	—	—	4
Total Return Swap Agreements	—	153	—	153
Total Assets	21,018	154	—	21,172
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1)	—	(1)
Futures Contract	(3)	—	—	(3)
Total Return Swap Agreements	—	(8)	—	(8)
Total Liabilities	(3)	(9)	—	(12)
Total	$21,015	$145	$—	$21,160

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP Series Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2015